Schedule of investments
Delaware Wealth Builder Fund	February 28, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.54%
Fannie Mae 4.50% 2/1/44	40,398	$ 39,749
Fannie Mae S.F. 15 yr
2.00% 2/1/36	129,942	115,634
2.50% 7/1/36	233,931	214,066
Fannie Mae S.F. 20 yr
2.00% 3/1/41	39,516	33,689
2.00% 5/1/41	170,166	145,085
4.00% 8/1/42	246,461	233,776
4.00% 9/1/42	239,827	227,483
Fannie Mae S.F. 30 yr
2.00% 12/1/50	21,750	17,848
2.00% 1/1/51	15,801	13,057
2.00% 2/1/51	19,594	16,239
2.00% 2/1/51	23,376	19,215
2.00% 6/1/51	837,632	694,265
2.50% 1/1/43	17,809	15,364
2.50% 2/1/51	157,381	133,386
2.50% 5/1/51	17,927	15,218
2.50% 6/1/51	29,240	25,096
2.50% 8/1/51	313,412	267,373
2.50% 8/1/51	128,461	109,599
2.50% 2/1/52	524,366	446,502
3.00% 11/1/48	9,502	8,535
3.00% 12/1/49	5,201	4,643
3.00% 3/1/50	79,002	70,201
3.00% 7/1/50	151,371	135,711
3.00% 7/1/51	156,647	139,240
3.00% 8/1/51	70,276	62,083
3.50% 1/1/46	129,213	121,229
3.50% 7/1/47	164,898	154,630
3.50% 2/1/48	49,918	46,334
3.50% 11/1/48	14,052	12,993
3.50% 12/1/49	149,985	138,890
3.50% 1/1/50	199,949	183,809
3.50% 8/1/50	349,811	323,739
3.50% 1/1/52	158,749	145,004
3.50% 5/1/52	139,718	128,538
3.50% 5/1/52	151,356	137,852
3.50% 9/1/52	204,170	185,931
4.00% 4/1/47	7,378	7,112
4.00% 6/1/48	87,672	84,049
NQ-129 [2/23] 04/23 (2832203)    1

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 9/1/48	3,740	$ 3,569
4.00% 6/1/49	6,980	6,717
4.00% 5/1/51	129,052	123,123
4.50% 10/1/45	136,161	135,177
4.50% 11/1/47	84,394	83,416
4.50% 4/1/48	326,996	322,638
4.50% 7/1/48	256,511	251,601
4.50% 1/1/49	14,252	13,968
4.50% 1/1/50	10,489	10,261
4.50% 9/1/52	69,861	67,461
5.00% 7/1/49	84,696	84,559
5.00% 6/1/52	158,230	155,695
5.00% 9/1/52	493,199	485,085
5.00% 10/1/52	92,246	92,012
5.00% 10/1/52	93,342	91,821
5.50% 8/1/52	306,393	306,811
5.50% 10/1/52	297,441	297,320
5.50% 10/1/52	90,069	90,066
6.00% 12/1/52	404,405	409,587
2.50% 1/1/51	270,694	233,619
Freddie Mac S.F. 15 yr
2.00% 12/1/35	58,555	52,254
3.00% 3/1/35	111,770	104,261
4.50% 9/1/37	232,247	229,393
Freddie Mac S.F. 20 yr
2.00% 3/1/41	44,901	38,280
2.50% 6/1/41	382,071	335,306
3.50% 9/1/35	161,466	153,274
3.50% 5/1/42	143,264	131,875
Freddie Mac S.F. 30 yr
2.00% 9/1/51	69,723	57,040
2.50% 10/1/50	84,220	72,387
2.50% 2/1/51	20,938	17,995
2.50% 5/1/52	293,116	248,574
3.00% 1/1/50	8,591	7,671
3.00% 8/1/51	725,483	642,978
3.00% 1/1/52	122,155	107,575
3.50% 8/1/49	228,592	210,439
4.00% 7/1/47	2,269	2,172
4.00% 10/1/47	22,752	21,572
4.00% 4/1/52	128,256	120,457
2    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 9/1/52	168,582	$ 159,425
4.50% 1/1/49	88,811	86,965
4.50% 4/1/49	8,487	8,380
4.50% 8/1/49	21,971	21,814
5.00% 10/1/52	138,590	136,310
5.50% 9/1/52	222,391	223,251
5.50% 9/1/52	96,283	97,961
5.50% 10/1/52	266,036	265,927
5.50% 11/1/52	220,939	220,849
3.50% 4/1/52	27,277	25,006
3.50% 6/1/52	23,215	21,207
4.00% 8/1/52	345,157	326,622

GNMA I S.F. 30 yr 3.00% 8/15/45	51,374	46,466
Total Agency Mortgage-Backed Securities (cost $13,407,270)		12,331,359

Collateralized Debt Obligations — 0.23%
Cedar Funding IX CLO Series 2018-9A A1 144A 5.788% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	250,000	247,802
Octagon Investment Partners 48 Series 2020-3A AR 144A 5.958% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	300,000	295,439
Sound Point Clo XXI Series 2018-3A A1A 144A 6.002% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	250,000	245,886
Total Collateralized Debt Obligations (cost $793,158)		789,127

Convertible Bonds — 8.13%
Basic Industry — 0.14%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	393,000	503,170
		503,170
NQ-129 [2/23] 04/23 (2832203)    3

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Brokerage — 0.20%
New Mountain Finance 144A 7.50% exercise price $14.20, maturity date 10/15/25 #	274,000	$ 282,241
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	410,000	412,369
		694,610
Capital Goods — 0.44%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	331,000	760,638
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	826,000	779,744
		1,540,382
Communications — 0.63%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	1,300,000	949,650
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	1,420,000	914,594
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	373,000	343,315
		2,207,559
Consumer Cyclical — 0.58%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	1,443,000	1,228,354
Ford Motor 1.03% exercise price $15.85, maturity date 3/15/26 ^	811,000	784,642
		2,012,996
Consumer Non-Cyclical — 2.53%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	539,000	548,976
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	1,198,000	1,231,544
Chegg 4.269% exercise price $107.55, maturity date 9/1/26 ^	1,559,000	1,227,969
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	673,000	472,783
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	1,067,000	1,009,915
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	181,000	193,761
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,055,000	1,016,492
4    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	782,000	$ 722,384
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	460,000	500,825
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	182,000	219,179
Pacira BioSciences 0.75% exercise price $71.78, maturity date 8/1/25	502,000	469,684
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,360,000	1,204,085
		8,817,597
Electric — 0.52%
NextEra Energy Partners 144A 0.357% exercise price $75.33, maturity date 11/15/25 #, ^	364,000	348,166
NRG Energy 2.75% exercise price $43.46, maturity date 6/1/48	685,000	685,343
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	686,000	765,576
		1,799,085
Energy — 0.38%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	923,000	1,330,935
		1,330,935
Financials — 0.64%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	610,000	1,112,335
Repay Holdings 144A 3.79% exercise price $33.60, maturity date 2/1/26 #, ^	1,414,000	1,124,837
		2,237,172
Industrials — 0.03%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	194,000	85,481
		85,481
Real Estate Investment Trusts — 0.31%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	810,000	810,513
Summit Hotel Properties 1.50% exercise price $11.88, maturity date 2/15/26	311,000	271,970
		1,082,483
NQ-129 [2/23] 04/23 (2832203)    5

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology — 1.40%
Block 0.125% exercise price $121.01, maturity date 3/1/25	1,193,000	$ 1,185,544
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	1,279,000	1,422,248
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	494,000	1,044,324
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	455,000	486,612
Vishay Intertechnology 2.25% exercise price $31.20, maturity date 6/15/25	416,000	405,636
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	385,000	339,762
		4,884,126
Transportation — 0.33%
Spirit Airlines 1.00% exercise price $43.13, maturity date 5/15/26	1,418,000	1,164,887
		1,164,887
Total Convertible Bonds (cost $28,144,385)		28,360,483

Corporate Bonds — 12.24%
Automotive — 0.27%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	317,739
Ford Motor 4.75% 1/15/43	75,000	54,795
Ford Motor Credit
3.375% 11/13/25	240,000	221,338
4.542% 8/1/26	260,000	241,259

Goodyear Tire & Rubber 5.25% 7/15/31	135,000	115,108
		950,239
Banking — 1.34%
Banco Continental 144A 2.75% 12/10/25 #	200,000	177,200
Bank of America
1.922% 10/24/31 μ	560,000	434,454
2.482% 9/21/36 μ	140,000	104,963
2.676% 6/19/41 μ	240,000	164,668
2.884% 10/22/30 μ	20,000	16,926
3.194% 7/23/30 μ	55,000	47,833
5.015% 7/22/33 μ	215,000	206,953

Barclays 6.125% 12/15/25 μ, ψ	200,000	188,650
6    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	$ 182,450
Citizens Bank 6.064% 10/24/25 μ	260,000	261,564
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	226,614
Deutsche Bank
2.222% 9/18/24 μ	300,000	293,297
6.00% 10/30/25 μ, ψ	200,000	182,274

Goldman Sachs Group 1.542% 9/10/27 μ	105,000	91,223
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	30,782
2.58% 4/22/32 μ	435,000	352,714
Morgan Stanley
1.794% 2/13/32 μ	315,000	239,952
2.484% 9/16/36 μ	70,000	52,262
6.138% 10/16/26 μ	95,000	96,792

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	176,909
PNC Financial Services Group 2.60% 7/23/26	180,000	166,323
State Street
3.10% 5/15/23	10,000	9,955
3.30% 12/16/24	130,000	125,927

SVB Financial Group 4.00% 5/15/26 μ, ψ	305,000	224,297
Truist Bank 2.636% 9/17/29 μ	185,000	174,383
Truist Financial 4.95% 9/1/25 μ, ψ	55,000	53,918
US Bancorp
3.00% 7/30/29	150,000	131,606
3.10% 4/27/26	210,000	197,226
3.375% 2/5/24	60,000	58,898
		4,671,013
Basic Industry — 0.53%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	171,042
ATI 5.125% 10/1/31	75,000	66,145
Avient 144A 5.75% 5/15/25 #	88,000	86,355
Chemours 144A 5.75% 11/15/28 #	180,000	158,301
CP Atlas Buyer 144A 7.00% 12/1/28 #	70,000	52,238
First Quantum Minerals 144A 7.50% 4/1/25 #	250,000	242,737
FMG Resources August 2006 144A 5.875% 4/15/30 #	140,000	132,030
Freeport-McMoRan 5.45% 3/15/43	230,000	207,988
Metinvest 8.50% 4/23/26	200,000	110,440
Newmont 2.80% 10/1/29	190,000	161,757
NQ-129 [2/23] 04/23 (2832203)    7

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Novelis 144A 4.75% 1/30/30 #	175,000	$ 153,928
Olin 5.00% 2/1/30	100,000	91,112
Sherwin-Williams
2.90% 3/15/52	235,000	144,894
3.30% 5/15/50	105,000	71,780
		1,850,747
Brokerage — 0.05%
Jefferies Financial Group
4.15% 1/23/30	170,000	153,799
6.45% 6/8/27	10,000	10,351
6.50% 1/20/43	5,000	5,133
		169,283
Capital Goods — 0.56%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	163,768
Bombardier 144A 7.50% 2/1/29 #	35,000	34,335
Cemex 144A 7.375% 6/5/27 #	200,000	203,302
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	70,000	63,313
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	150,000	151,077
144A 9.25% 4/15/27 #	55,000	51,760

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	190,000	164,464
Sealed Air 144A 5.00% 4/15/29 #	130,000	118,831
Teledyne Technologies
0.95% 4/1/24	105,000	99,797
2.75% 4/1/31	430,000	352,021

Terex 144A 5.00% 5/15/29 #	195,000	179,214
TK Elevator US Newco 144A 5.25% 7/15/27 #	200,000	181,398
TransDigm 144A 6.25% 3/15/26 #	187,000	184,742
		1,948,022
Communications — 1.34%
Altice France 144A 5.50% 10/15/29 #	180,000	141,063
Altice France Holding 144A 6.00% 2/15/28 #	310,000	215,946
AT&T
1.70% 3/25/26	105,000	94,381
3.50% 9/15/53	100,000	68,734
4.35% 3/1/29	280,000	265,595
8    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
3.85% 4/1/61	150,000	$ 88,483
4.40% 12/1/61	40,000	26,092
4.80% 3/1/50	240,000	175,666
5.05% 3/30/29	100,000	93,457
Comcast
2.80% 1/15/51	89,000	56,873
3.20% 7/15/36	221,000	178,009

Connect Finco 144A 6.75% 10/1/26 #	250,000	231,535
Consolidated Communications
144A 5.00% 10/1/28 #	80,000	53,304
144A 6.50% 10/1/28 #	125,000	91,563

Crown Castle 1.05% 7/15/26	375,000	324,790
CT Trust 144A 5.125% 2/3/32 #	200,000	158,200
Discovery Communications 4.00% 9/15/55	40,000	25,897
Frontier Communications Holdings
144A 5.00% 5/1/28 #	25,000	21,963
144A 5.875% 10/15/27 #	253,000	235,290
5.875% 11/1/29	55,000	44,123
144A 6.75% 5/1/29 #	75,000	63,141

Liberty Broadband 144A 3.125% 3/31/53 #	1,430,000	1,405,689
Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	161,700
Time Warner Cable 7.30% 7/1/38	60,000	60,206
Time Warner Cable Enterprises 8.375% 3/15/23	25,000	25,019
T-Mobile USA 3.00% 2/15/41	170,000	118,419
Verizon Communications
2.10% 3/22/28	200,000	172,696
4.50% 8/10/33	95,000	88,375
		4,686,209
Consumer Cyclical — 0.19%
Aptiv 3.10% 12/1/51	285,000	172,301
Ford Motor Credit 2.90% 2/16/28	260,000	217,486
Lowe's 4.25% 4/1/52	270,000	212,827
VICI Properties 4.95% 2/15/30	75,000	70,088
		672,702
NQ-129 [2/23] 04/23 (2832203)    9

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods — 0.06%
Pilgrim's Pride 4.25% 4/15/31	110,000	$ 91,962
Post Holdings 144A 5.625% 1/15/28 #	120,000	114,708
		206,670
Consumer Non-Cyclical — 0.46%
Bunge Finance
1.63% 8/17/25	150,000	136,794
2.75% 5/14/31	165,000	135,936

Central American Bottling 144A 5.25% 4/27/29 #	200,000	184,312
CVS Health
2.70% 8/21/40	555,000	375,476
3.25% 8/15/29	185,000	163,476

InRetail Consumer 144A 3.25% 3/22/28 #	200,000	170,480
MHP Lux 6.95% 4/3/26	200,000	100,000
Royalty Pharma 1.20% 9/2/25	370,000	331,389
		1,597,863
Electric — 0.89%
Appalachian Power 4.50% 8/1/32	175,000	163,477
Berkshire Hathaway Energy 2.85% 5/15/51	100,000	65,066
Calpine
144A 4.50% 2/15/28 #	67,000	60,391
144A 5.00% 2/1/31 #	185,000	152,433
144A 5.25% 6/1/26 #	60,000	57,576

Duke Energy 4.875% 9/16/24 μ, ψ	240,000	232,800
Duke Energy Carolinas 3.95% 11/15/28	225,000	214,632
Entergy Louisiana 4.95% 1/15/45	5,000	4,678
Entergy Mississippi 2.85% 6/1/28	60,000	53,964
Entergy Texas 3.55% 9/30/49	115,000	83,697
Evergy Metro 3.65% 8/15/25	25,000	23,902
Nevada Power 5.90% 5/1/53	165,000	177,530
NextEra Energy Capital Holdings
3.00% 1/15/52	270,000	176,868
5.65% 5/1/79 μ	55,000	51,150

PacifiCorp 2.90% 6/15/52	425,000	282,240
PPL Capital Funding 144A 2.875% 3/15/28 #	410,000	403,828
Southern California Edison
4.00% 4/1/47	320,000	251,445
4.875% 3/1/49	45,000	40,190

Southwestern Electric Power 4.10% 9/15/28	165,000	156,218
UEP Penonome II 144A 6.50% 10/1/38 #	184,656	142,842
10    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ	225,000	$ 210,693
144A 8.00% 10/15/26 #, μ, ψ	90,000	86,498
		3,092,118
Energy — 1.56%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	160,000	139,366
144A 7.00% 11/1/26 #	80,000	77,722

BP Capital Markets America 2.939% 6/4/51	275,000	182,864
Callon Petroleum
144A 7.50% 6/15/30 #	50,000	47,020
144A 8.00% 8/1/28 #	170,000	166,868

CNX Midstream Partners 144A 4.75% 4/15/30 #	65,000	53,362
CNX Resources 144A 6.00% 1/15/29 #	135,000	122,541
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	188,000	171,226
Diamondback Energy 3.125% 3/24/31	235,000	197,240
Enbridge 2.50% 8/1/33	245,000	189,424
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	185,750
Energy Transfer
5.25% 4/15/29	95,000	92,752
6.25% 4/15/49	60,000	57,172
6.50% 11/15/26 μ, ψ	120,000	110,906

Enterprise Products Operating 3.20% 2/15/52	335,000	224,947
EQM Midstream Partners 144A 4.75% 1/15/31 #	235,000	191,178
Genesis Energy
7.75% 2/1/28	285,000	273,144
8.00% 1/15/27	175,000	171,326
Hilcorp Energy I
144A 6.00% 4/15/30 #	145,000	131,743
144A 6.00% 2/1/31 #	20,000	18,019
144A 6.25% 4/15/32 #	83,000	75,371

Marathon Oil 4.40% 7/15/27	230,000	219,259
MPLX
4.00% 3/15/28	30,000	28,106
5.50% 2/15/49	55,000	49,484

Murphy Oil 6.375% 7/15/28	295,000	285,065
NuStar Logistics
5.625% 4/28/27	163,000	151,922
6.00% 6/1/26	78,000	74,195
NQ-129 [2/23] 04/23 (2832203)    11

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.45% 9/15/36	55,000	$ 55,350
6.60% 3/15/46	155,000	157,942
6.625% 9/1/30	40,000	41,157

PDC Energy 5.75% 5/15/26	205,000	196,054
Southwestern Energy
5.375% 2/1/29	20,000	18,729
5.375% 3/15/30	95,000	86,925

Targa Resources Partners 5.00% 1/15/28	230,000	219,272
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	178,703
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	130,000	109,952
USA Compression Partners
6.875% 4/1/26	80,000	76,757
6.875% 9/1/27	143,000	135,584

Valero Energy 3.65% 12/1/51	310,000	220,162
Vital Energy 144A 7.75% 7/31/29 #	120,000	104,064
Weatherford International 144A 8.625% 4/30/30 #	155,000	154,971
		5,443,594
Finance Companies — 0.30%
AerCap Ireland Capital 4.45% 4/3/26	300,000	285,295
Air Lease 2.875% 1/15/26	250,000	230,600
Aviation Capital Group
144A 1.95% 1/30/26 #	365,000	322,612
144A 3.50% 11/1/27 #	250,000	219,515
		1,058,022
Financial Services — 0.22%
AerCap Holdings 5.875% 10/10/79 μ	185,000	176,765
Air Lease 4.65% 6/15/26 μ, ψ	135,000	121,231
Castlelake Aviation Finance 144A 5.00% 4/15/27 #	170,000	152,861
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	172,825
MSCI 144A 3.625% 11/1/31 #	155,000	129,765
		753,447
Financials — 0.06%
MAF Global Securities 7.875% 6/30/27 μ, ψ	200,000	204,389
		204,389
12    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Government Agency — 0.44%
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	$ 159,365
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	184,234
Georgian Railway 4.00% 6/17/28		200,000	177,800
Hutama Karya Persero 144A 3.75% 5/11/30 #		200,000	179,760
KazTransGas 144A 4.375% 9/26/27 #		381,000	344,368
OCP 144A 3.75% 6/23/31 #		200,000	160,980
PTTEP Treasury Center 144A 2.587% 6/10/27 #		185,000	165,865
QatarEnergy 144A 2.25% 7/12/31 #		200,000	164,718
			1,537,090
Healthcare — 0.54%
AthenaHealth Group 144A 6.50% 2/15/30 #		55,000	43,571
Bausch Health
144A 11.00% 9/30/28 #		88,000	69,298
144A 14.00% 10/15/30 #		17,000	10,850

Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #		200,000	177,131
CHS 144A 4.75% 2/15/31 #		135,000	104,447
DaVita
144A 3.75% 2/15/31 #		70,000	52,929
144A 4.625% 6/1/30 #		150,000	123,784

Encompass Health 5.75% 9/15/25		174,000	171,208
Hadrian Merger Sub 144A 8.50% 5/1/26 #		200,000	164,378
HCA
5.375% 2/1/25		124,000	122,886
7.58% 9/15/25		159,000	163,296

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #		135,000	114,353
Organon & Co. 144A 5.125% 4/30/31 #		250,000	212,489
Tenet Healthcare
4.25% 6/1/29		175,000	153,405
6.125% 10/1/28		200,000	185,180
			1,869,205
Insurance — 0.63%
Aon 5.00% 9/12/32		400,000	391,446
Athene Global Funding 144A 1.00% 4/16/24 #		90,000	84,676
Athene Holding 3.95% 5/25/51		365,000	255,442
Berkshire Hathaway Finance 3.85% 3/15/52		350,000	283,008
GA Global Funding Trust 144A 1.00% 4/8/24 #		365,000	344,488
HUB International 144A 5.625% 12/1/29 #		155,000	133,239
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #		225,000	228,798
NQ-129 [2/23] 04/23 (2832203)    13

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
NFP
144A 6.875% 8/15/28 #	120,000	$ 102,342
144A 7.50% 10/1/30 #	55,000	52,420

USI 144A 6.875% 5/1/25 #	343,000	337,320
		2,213,179
Leisure — 0.39%
Boyd Gaming
4.75% 12/1/27	185,000	173,615
144A 4.75% 6/15/31 #	50,000	44,195

Caesars Entertainment 144A 8.125% 7/1/27 #	78,000	78,851
Carnival
144A 5.75% 3/1/27 #	330,000	271,860
144A 7.625% 3/1/26 #	175,000	157,301

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	400,000	349,000
Scientific Games Holdings 144A 6.625% 3/1/30 #	185,000	162,895
Scientific Games International 144A 7.25% 11/15/29 #	115,000	113,131
		1,350,848
Media — 0.49%
AMC Networks 4.25% 2/15/29	145,000	106,658
CCO Holdings
144A 4.50% 8/15/30 #	80,000	65,885
4.50% 5/1/32	45,000	35,663
144A 5.375% 6/1/29 #	380,000	339,283

CMG Media 144A 8.875% 12/15/27 #	205,000	138,163
CSC Holdings
144A 3.375% 2/15/31 #	200,000	137,340
144A 5.00% 11/15/31 #	215,000	114,697
5.25% 6/1/24	5,000	4,849

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	183,000	157,349
Directv Financing 144A 5.875% 8/15/27 #	115,000	102,946
DISH DBS 144A 5.75% 12/1/28 #	125,000	100,084
Gray Television 144A 4.75% 10/15/30 #	175,000	128,464
Sirius XM Radio 144A 4.00% 7/15/28 #	315,000	269,608
		1,700,989
Natural Gas — 0.12%
Atmos Energy
2.85% 2/15/52	95,000	62,240
5.75% 10/15/52	170,000	178,524

14    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas (continued)

Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	205,000	$ 185,786
		426,550
Real Estate Investment Trusts — 0.04%
VICI Properties
144A 3.875% 2/15/29 #	35,000	30,465
144A 5.75% 2/1/27 #	120,000	117,179
		147,644
Retail — 0.35%
Asbury Automotive Group
144A 4.625% 11/15/29 #	170,000	147,996
4.75% 3/1/30	85,000	73,736
Bath & Body Works
6.875% 11/1/35	180,000	159,083
6.95% 3/1/33	122,000	106,280

Levi Strauss & Co. 144A 3.50% 3/1/31 #	90,000	73,671
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	184,000	161,983
Michaels
144A 5.25% 5/1/28 #	75,000	62,494
144A 7.875% 5/1/29 #	60,000	45,222

Murphy Oil USA 144A 3.75% 2/15/31 #	165,000	133,677
PetSmart 144A 7.75% 2/15/29 #	250,000	244,125
		1,208,267
Services — 0.39%
CDW 3.569% 12/1/31	200,000	165,259
Gartner 144A 4.50% 7/1/28 #	125,000	114,869
Iron Mountain 144A 4.50% 2/15/31 #	320,000	265,247
NESCO Holdings II 144A 5.50% 4/15/29 #	105,000	93,689
Prime Security Services Borrower 144A 5.75% 4/15/26 #	225,000	217,668
Staples 144A 7.50% 4/15/26 #	157,000	139,906
United Rentals North America 3.875% 2/15/31	176,000	150,807
Univar Solutions USA 144A 5.125% 12/1/27 #	135,000	128,483
White Cap Buyer 144A 6.875% 10/15/28 #	65,000	59,092
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	26,000	24,540
		1,359,560
Technology — 0.37%
Autodesk 2.40% 12/15/31	300,000	240,146
Broadcom 144A 3.469% 4/15/34 #	345,000	273,272
NQ-129 [2/23] 04/23 (2832203)    15

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW 3.276% 12/1/28	285,000	$ 246,047
Marvell Technology 2.45% 4/15/28	260,000	222,561
PayPal Holdings 2.65% 10/1/26	340,000	313,956
		1,295,982
Technology & Electronics — 0.28%
Clarios Global 144A 8.50% 5/15/27 #	85,000	84,596
CommScope Technologies 144A 6.00% 6/15/25 #	80,000	76,748
Entegris Escrow
144A 4.75% 4/15/29 #	63,000	57,340
144A 5.95% 6/15/30 #	165,000	153,670

Go Daddy Operating 144A 3.50% 3/1/29 #	175,000	146,786
NCR 144A 5.25% 10/1/30 #	125,000	103,488
Sensata Technologies 144A 4.00% 4/15/29 #	200,000	176,619
SS&C Technologies 144A 5.50% 9/30/27 #	195,000	183,698
		982,945
Telecommunications — 0.05%
Digicel International Finance 144A 8.75% 5/25/24 #	200,000	176,171
		176,171
Transportation — 0.27%
American Airlines 144A 5.75% 4/20/29 #	82,185	78,248
Delta Air Lines 7.375% 1/15/26	97,000	99,900
Grupo Aeromexico 144A 8.50% 3/17/27 #	200,000	180,063
Mileage Plus Holdings 144A 6.50% 6/20/27 #	162,000	162,162
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	184,250
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	186,666	118,350
United Airlines
144A 4.375% 4/15/26 #	65,000	61,235
144A 4.625% 4/15/29 #	80,000	70,995
		955,203
Utilities — 0.05%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	166,676
		166,676
Total Corporate Bonds (cost $47,940,868)		42,694,627

16    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 0.34%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	100,000	$ 84,211
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	98,250	84,133
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	150,000	148,238
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	197,500	170,442
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	250,000	238,215
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	250,000	226,499
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	230,000	224,954
Total Non-Agency Asset-Backed Securities (cost $1,275,577)		1,176,692

Non-Agency Collateralized Mortgage Obligations — 0.03%
JP Morgan Mortgage Trust Series 2021-10 A3 144A 2.50% 12/25/51 #, •	44,087	35,735
Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •	88,551	71,332
Total Non-Agency Collateralized Mortgage Obligations (cost $135,063)		107,067

Non-Agency Commercial Mortgage-Backed Securities — 1.31%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	85,220
Series 2019-BN20 A3 3.011% 9/15/62	250,000	219,274
Series 2020-BN25 A5 2.649% 1/15/63	350,000	298,112
Series 2021-BN36 A5 2.47% 9/15/64	615,000	501,599
Series 2022-BNK40 A4 3.394% 3/15/64 •	500,000	440,552
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	350,000	288,979
Series 2020-B20 A5 2.034% 10/15/53	300,000	239,576
Series 2021-B24 A5 2.584% 3/15/54	260,000	214,889
Series 2022-B33 A5 3.458% 3/15/55	500,000	441,954

CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	214,274
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	100,000	92,710
NQ-129 [2/23] 04/23 (2832203)    17

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72		350,000	$ 306,852
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	77,583
GS Mortgage Securities Trust
Series 2017-GS6 A3 3.433% 5/10/50		165,000	153,035
Series 2019-GC42 A4 3.001% 9/10/52		350,000	306,731
Series 2020-GC47 A5 2.377% 5/12/53		250,000	208,954

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	143,172
Wells Fargo Commercial Mortgage Trust Series 2019-C54 A4 3.146% 12/15/52		375,000	330,247
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,515,900)			4,563,713

Sovereign BondsΔ — 1.93%
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31	EUR	149,000	129,294
			129,294
Angola — 0.05%
Angolan Government International Bond
9.375% 5/8/48		200,000	170,940
			170,940
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	154,410
			154,410
Bermuda — 0.17%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	389,914
5.00% 7/15/32		200,000	194,957
			584,871
Brazil — 0.04%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/33	BRL	1,000,000	157,453
			157,453
18    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Chile — 0.17%
Chile Government International Bond 4.34% 3/7/42		200,000	$ 171,495
Chile Government International Bonds 2.55% 1/27/32		523,000	430,064
			601,559
Colombia — 0.08%
Colombia Government International Bond 5.20% 5/15/49		200,000	132,921
Colombia Government International Bonds 4.125% 2/22/42		217,000	133,531
			266,452
Dominican Republic — 0.20%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		200,000	167,916
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		396,000	341,526
144A 5.50% 2/22/29 #		200,000	186,067
			695,509
Egypt — 0.05%
Egypt Government International Bond
5.25% 10/6/25		200,000	173,438
			173,438
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	160,860
			160,860
Indonesia — 0.23%
Indonesia Government International Bond 4.65% 9/20/32		200,000	195,153
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		638,000	626,786
			821,939
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	162,490
144A 6.125% 6/15/33 #		200,000	173,638
144A 6.875% 10/17/40 #	EUR	100,000	78,481
			414,609
NQ-129 [2/23] 04/23 (2832203)    19

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Morocco — 0.08%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	100,000	$ 96,533
144A 2.375% 12/15/27 #		200,000	170,941
			267,474
Paraguay — 0.21%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		400,000	378,008
5.60% 3/13/48		400,000	345,875
			723,883
Peru — 0.05%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		200,000	171,671
			171,671
Republic of North Macedonia — 0.03%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	96,860
			96,860
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	73,000	43,981
			43,981
Senegal — 0.05%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	166,520
			166,520
South Africa — 0.13%
Republic of South Africa Government International Bonds
5.65% 9/27/47		400,000	292,974
5.75% 9/30/49		210,000	153,736
			446,710
20    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Uzbekistan — 0.14%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #	300,000	$ 240,525
144A 4.75% 2/20/24 #	250,000	244,657
		485,182
Total Sovereign Bonds (cost $7,605,206)		6,733,615

Supranational Banks — 0.22%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	250,000	231,125
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	402,000	345,720
Corp Andina de Fomento 5.25% 11/21/25	200,000	199,147
Total Supranational Banks (cost $860,395)		775,992

US Treasury Obligations — 4.47%
US Treasury Bonds
2.25% 8/15/46	1,490,000	1,076,059
3.25% 5/15/42	480,000	424,425
3.50% 2/15/53	125,000	119,043
4.00% 11/15/42	905,000	892,415
4.00% 11/15/52	535,000	544,697
4.375% 2/15/38	555,000	581,796
4.75% 2/15/37	150,000	164,168
US Treasury Floating Rate Notes
4.477% (USBMMY3M + 0.14%) 10/31/24 •	790,000	790,654
4.936% (USBMMY3M + 0.20%) 1/31/25 •	105,000	105,120
US Treasury Notes
3.50% 1/31/28	1,175,000	1,139,383
3.50% 1/31/30	1,370,000	1,323,334
3.625% 12/31/29	665,000	656,999
3.75% 12/31/27	2,030,000	2,000,502
4.125% 11/15/32	1,035,000	1,051,657
4.25% 10/31/27	3,415,000	3,398,259
4.375% 11/15/25	1,200,000	1,198,078

US Treasury Strip Principal 2.311% 5/15/44 ^	310,000	130,932
NQ-129 [2/23] 04/23 (2832203)    21

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
Principal amount°	Value (US $)

US Treasury Obligations (continued)

Total US Treasury Obligations (cost $16,485,426)	15,597,521
	Number of shares
Common Stocks — 55.40%
Communication Services — 2.54%
Alphabet Class A †	4,800	$ 432,288
AT&T	41,101	777,220
Comcast Class A	49,503	1,840,026
KDDI	8,400	245,914
Orange	43,800	499,964
Publicis Groupe	5,110	406,661
Verizon Communications	74,299	2,883,544
Walt Disney †	17,866	1,779,632
		8,865,249
Consumer Discretionary — 7.45%
adidas AG	4,730	708,714
Amazon.com †	3,587	338,003
APA	21,798	836,607
Bath & Body Works	29,696	1,213,676
Best Buy	14,362	1,193,626
Darden Restaurants	585	83,649
Dollar General	7,611	1,646,259
Dollar Tree †	12,200	1,772,416
eBay	11,586	531,797
Ethan Allen Interiors	3,314	97,929
H & M Hennes & Mauritz Class B	27,720	349,651
Home Depot	7,461	2,212,485
Lowe's	17,412	3,582,519
Macy's	15,879	324,884
NIKE Class B	10,284	1,221,636
PulteGroup	10,409	569,060
Ross Stores	12,956	1,432,156
Sodexo	8,360	775,830
Starbucks	8,121	829,073
Sturm Ruger & Co.	5,733	334,062
Swatch Group	2,430	844,185
TJX	46,241	3,542,061
Tractor Supply	6,556	1,529,253
		25,969,531
22    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 3.88%
Altria Group	35,349	$ 1,641,254
Archer-Daniels-Midland	20,300	1,615,880
Asahi Group Holdings	5,200	183,932
Conagra Brands	49,300	1,795,013
Danone	12,970	730,366
Diageo	23,060	978,864
Essity Class B	26,830	725,343
Kao	15,400	575,711
Koninklijke Ahold Delhaize	36,820	1,168,920
Nestle	8,500	957,350
Philip Morris International	19,123	1,860,668
Seven & i Holdings	5,500	246,006
Unilever	17,350	863,160
Vector Group	14,610	193,875
		13,536,342
Energy — 3.49%
Chevron	7,399	1,189,537
ConocoPhillips	28,487	2,944,132
Coterra Energy	28,368	708,349
Devon Energy	3,483	187,803
EOG Resources	4,921	556,172
EQT	18,731	621,495
Exxon Mobil	28,185	3,097,813
Kinder Morgan	42,697	728,411
Marathon Petroleum	14,329	1,771,064
Viper Energy Partners	12,746	364,918
		12,169,694
Financials — 6.52%
Ally Financial	12,313	370,006
American Financial Group	3,525	472,738
American International Group	30,300	1,851,633
Ameriprise Financial	4,349	1,491,142
BlackRock	2,272	1,566,385
Blackstone	13,470	1,223,076
Carlyle Group	25,721	884,802
Discover Financial Services	4,569	511,728
Fidelity National Financial	14,719	586,699
Invesco	47,018	830,338
Jackson Financial Class A	26,822	1,217,182
MetLife	50,778	3,642,306
NQ-129 [2/23] 04/23 (2832203)    23

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Moelis & Co. Class A	11,021	$ 472,029
Principal Financial Group	15,874	1,421,675
Prudential Financial	15,841	1,584,100
Synchrony Financial	28,694	1,024,663
Truist Financial	37,300	1,751,235
US Bancorp	38,700	1,847,151
		22,748,888
Healthcare — 7.73%
AbbVie	14,353	2,208,927
AmerisourceBergen	9,377	1,458,686
Amgen	1,635	378,764
Baxter International	33,900	1,354,305
Bristol-Myers Squibb	27,200	1,875,712
CareTrust REIT	3,314	65,186
Cigna Group	5,400	1,577,340
CVS Health	18,200	1,520,428
Fresenius Medical Care AG & Co.	10,640	415,495
Gilead Sciences	12,053	970,628
Hologic †	21,881	1,742,603
Johnson & Johnson	27,949	4,283,464
McKesson	1,041	364,152
Medical Properties Trust	1,178	12,133
Merck & Co.	37,642	3,999,086
Novo Nordisk Class B	3,930	556,350
Omega Healthcare Investors	419	11,225
Pfizer	43,254	1,754,815
Roche Holding	2,330	672,394
Smith & Nephew	66,780	952,670
UnitedHealth Group	1,371	652,514
Ventas	2,407	117,101
		26,943,978
Industrials — 3.29%
Boise Cascade	12,514	864,843
Dover	11,817	1,771,368
Honeywell International	9,133	1,748,787
Intertek Group	10,530	528,679
Knorr-Bremse	6,190	421,768
Lockheed Martin	1,083	513,624
Makita	21,900	546,877
Masco	8,025	420,751
24    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Northrop Grumman	3,500	$ 1,624,385
Raytheon Technologies	18,879	1,851,841
Robert Half International	4,565	368,030
Securitas Class B	92,990	802,869
		11,463,822
Information Technology — 13.95%
Accenture Class A	2,667	708,222
Amadeus IT Group †	14,270	896,547
Apple	55,731	8,215,307
Applied Materials	7,910	918,747
Broadcom	6,987	4,152,304
Cisco Systems	68,931	3,337,639
Cognizant Technology Solutions Class A	28,232	1,768,170
Dell Technologies Class C	20,886	848,807
Digital Realty Trust	2,538	264,536
Equinix	954	656,610
Fidelity National Information Services	26,463	1,676,960
HP	48,886	1,443,115
KLA	1,905	722,719
Lam Research	2,748	1,335,556
Microchip Technology	5,644	457,333
Microsoft	28,315	7,062,327
Monolithic Power Systems	3,252	1,574,911
Motorola Solutions	7,200	1,892,232
NetApp	19,368	1,250,204
NVIDIA	11,852	2,751,560
Oracle	22,000	1,922,800
Paychex	14,052	1,551,341
QUALCOMM	11,474	1,417,383
SAP	7,640	868,527
Western Union	74,326	963,265
		48,657,122
Materials — 1.34%
Air Liquide	6,390	1,017,590
CF Industries Holdings	8,438	724,740
Dow	17,036	974,459
DuPont de Nemours	26,000	1,898,780
Ryerson Holding	1,643	59,033
		4,674,602
NQ-129 [2/23] 04/23 (2832203)    25

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified — 0.57%
Gaming and Leisure Properties	5,785	$ 311,696
LXP Industrial Trust	9,364	97,666
Uniti Group	35,983	197,547
VICI Properties	41,518	1,392,099
		1,999,008
REIT Healthcare — 0.28%
Alexandria Real Estate Equities	2,514	376,547
Healthcare Realty Trust	3,661	71,389
Healthpeak Properties	2,383	57,335
Welltower	6,256	463,695
		968,966
REIT Hotel — 0.18%
Apple Hospitality REIT	13,849	228,647
Chatham Lodging Trust	6,850	83,639
Host Hotels & Resorts	13,998	235,166
Park Hotels & Resorts	7,035	96,731
		644,183
REIT Industrial — 0.58%
Plymouth Industrial REIT	2,326	50,311
Prologis	13,571	1,674,661
Rexford Industrial Realty	3,069	185,552
Terreno Realty	2,021	125,727
		2,036,251
REIT Mall — 0.22%
Simon Property Group	6,182	754,760
		754,760
REIT Manufactured Housing — 0.07%
Equity LifeStyle Properties	1,088	74,539
Sun Communities	1,178	168,619
		243,158
REIT Multifamily — 0.94%
American Homes 4 Rent Class A	4,565	141,606
AvalonBay Communities	1,698	292,939
Camden Property Trust	1,885	216,323
Equity Residential	30,749	1,922,428
Essex Property Trust	1,447	330,003
Independence Realty Trust	6,667	120,606
Mid-America Apartment Communities	1,293	207,009
26    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
NexPoint Residential Trust	112	$ 5,424
UDR	1,068	45,753
		3,282,091
REIT Office — 0.13%
City Office REIT	888	7,512
Cousins Properties	5,884	144,099
Highwoods Properties	5,482	145,273
Kilroy Realty	1,880	67,718
Piedmont Office Realty Trust Class A	9,385	85,873
		450,475
REIT Self-Storage — 0.44%
CubeSmart	2,174	102,156
Extra Space Storage	1,807	297,523
Life Storage	2,635	317,570
National Storage Affiliates Trust	1,938	81,978
Public Storage	2,455	733,922
		1,533,149
REIT Shopping Center — 0.42%
Agree Realty	2,883	204,059
Brixmor Property Group	12,074	273,355
Kimco Realty	10,242	211,088
Kite Realty Group Trust	3,549	77,084
Phillips Edison & Co.	5,124	174,677
Regency Centers	3,512	220,905
Retail Opportunity Investments	10,073	143,339
SITE Centers	8,077	107,989
Urban Edge Properties	2,648	40,779
Washington Prime Group =, †	962	0
		1,453,275
REIT Single Tenant — 0.18%
Four Corners Property Trust	2,338	63,477
Realty Income	5,597	357,928
Spirit Realty Capital	4,626	190,499
		611,904
REIT Specialty — 0.42%
EPR Properties	2,331	95,198
Essential Properties Realty Trust	6,028	155,281
Invitation Homes	11,757	367,524
Iron Mountain	11,216	591,644
NQ-129 [2/23] 04/23 (2832203)    27

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Specialty (continued)
Lamar Advertising Class A	896	$ 93,686
Outfront Media	5,699	99,448
WP Carey	709	57,542
		1,460,323
Utilities — 0.78%
Edison International	25,900	1,714,839
Vistra	46,299	1,018,115
		2,732,954
Total Common Stocks (cost $181,043,098)		193,199,725

Convertible Preferred Stock — 1.48%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	484	460,386
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	9,623	262,323
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	7,700	405,251
Bank of America 7.25% exercise price $50.00 ω	522	623,184
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,178	1,026,841
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	612	520,200
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	6,211	696,812
UGI 7.25% exercise price $52.57, maturity date 6/1/24	9,425	806,969
Wells Fargo & Co. 7.50% exercise price $156.71 ω	305	363,844
Total Convertible Preferred Stock (cost $5,679,534)		5,165,810

Exchange-Traded Funds — 8.74%
iShares 0-5 Year Investment Grade Corporate Bond ETF	326,580	15,643,182
iShares Latin America 40 ETF	67,827	1,612,248
iShares MSCI China ETF	44,570	2,133,120
iShares MSCI EAFE ETF	20	1,387
iShares MSCI Emerging Markets Asia ETF	39,187	2,516,589
iShares Trust iShares ESG Aware MSCI EAFE ETF	1,050	73,101
Vanguard FTSE Developed Markets ETF	40	1,767
28    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Russell 2000 ETF	111,840	$ 8,493,131
Total Exchange-Traded Funds (cost $31,142,191)		30,474,525
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.251% 1/15/87 #, =, ♦	1,300,000	1,300
Total Leveraged Non-Recourse Security (cost $1,105,000)		1,300
	Number of shares
Short-Term Investments — 1.34%
Money Market Mutual Funds — 1.34%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	1,165,391	1,165,391
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	1,165,391	1,165,391
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	1,165,391	1,165,391
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,165,391	1,165,391
Total Short-Term Investments (cost $4,661,564)		4,661,564
Total Value of Securities—99.40% (cost $345,794,635)		346,633,120

Receivables and Other Assets Net of Liabilities—0.60%*		2,085,591
Net Assets Applicable to 26,109,554 Shares Outstanding—100.00%		$348,718,711
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $35,081,207, which represents 10.06% of the Fund's net assets.
NQ-129 [2/23] 04/23 (2832203)    29

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after February 28, 2023.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Of this amount, $18,411 represents cash collateral posted for futures contracts.
The following foreign currency exchange contracts and futures contracts were outstanding at February 28, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(809,526)	USD	881,042	4/28/23	$21,795
30    NQ-129 [2/23] 04/23 (2832203)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	US Treasury 5 yr Notes	$1,498,766	$1,501,643	6/30/23	$(2,877)	$(110)
2	US Treasury 10 yr Notes	223,313	223,456	6/21/23	(144)	94
(3)	US Treasury 10 yr Ultra Notes	(351,562)	(350,547)	6/21/23	(1,015)	(281)
Total Futures Contracts			$1,374,552		$(4,036)	$(297)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
CLO – Collateralized Loan Obligation
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
NQ-129 [2/23] 04/23 (2832203)    31

Schedule of investments
Delaware Wealth Builder Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
BRL – Brazilian Real
EUR – European Monetary Unit
KZT – Kazakhstani Tenge
USD – US Dollar
32    NQ-129 [2/23] 04/23 (2832203)